Stockholders' Equity (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Summary of Warrant Activity
A summary of warrant activity during the nine months ended September 30, 2018 is as follows (in thousands):

	Common Shares Issuable upon Exercise	Weighted Average Exercise Price
Outstanding as of December 31, 2017	7,084	$3.91
Issued	10,262	$0.41
Exercised	(1,041)	$1.48
Cancelled	(3,210)	3.99
Outstanding as of September 30, 2018	13,095	$0.69
Exercisable as of September 30, 2018	6,738	$1.01
The following table shows the number of outstanding warrants by exercise price and date of expiration as of September 30, 2018 (in thousands):

Shares Issuable Upon Exercise	Exercise Price	Expiration Date
379	$0.60	March 2020
252	$1.75	April 2022
2,448	$1.55	May 2022
340	$0.42	January 2023
89	$0.71	January 2023
332	$0.42	March 2023
109	$0.71	March 2023
355	$0.63	March 2023
2,400	$0.50	May 2023
230	$0.338	March 2024
3,450	$0.30	March 2024
2,677	$0.40	March 2024
19	$12.90	October 2024
15	$16.40	July 2025
13,095

A summary of warrant activity during the year ended December 31, 2017 is as follows (share amounts in thousands):

	Common Shares Issuable upon Exercise	Weighted Average Exercise Price
Outstanding at December 31, 2016	2,318	$15.19
Issued	5,199	$1.60
Exercised	(186)	$1.55
Cancelled	(247)	52.50
Outstanding as of December 31, 2017	7,084	$3.91
Exercisable as of December 31, 2017	7,084	$3.91
The following table shows the number of outstanding warrants by exercise price and date of expiration as of December 31, 2017 (share amounts in thousands):

Shares Issuable Upon Exercise	Exercise Price	Expiration Date
300	$34.00	May 2018
1,068	$1.67	March 2020
107	$2.16	March 2020
252	$1.75	April 2022
4,452	$1.55	May 2022
429	$8.80	January 2023
442	$8.80	March 2023
19	$12.90	October 2024
15	$16.40	July 2025
7,084